Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Cash Flows For Site Investigation and Redemption Cost

Estimated cash flows for site investigation and remediation costs in the next five years and thereafter are as follows:

2013	$2,433
2014	13,316
2015	18,836
2016	14,236
2017	996
Thereafter to 2046	10,045

$59,862

Estimates of Future Commitments

Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Purchased power	$56,276	$42,999	$41,316	$—	$—	$—	$140,591

Gas delivery, service and supply agreements	25,165	16,792	14,977	5,777	5,207	52,461	120,379

Service agreements	27,147	18,610	17,827	22,253	23,023	566,903	675,763

Capital projects	3,110	500	—	—	—	—	3,610

Operating leases	4,405	4,099	3,792	3,284	3,202	69,562	88,344

Total	$116,103	$83,000	$77,912	$31,314	$31,432	$688,926	$1,028,687